[Invesco logo appears here]
 —service mark—
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
October 21, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”), attached herewith for filing under the Securities Act of 1933, as amended, and rule 485(a)(1) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of the Fund’s Post Effective Amendment No. 62 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendement is being filed in order to add Class R and Institutional Class shares to Invesco Van Kampen Value Opportunities Fund.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,
Stephen R. Rimes
Counsel

[Invesco logo appears here]
—service mark—
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com/us
December 23, 2010
VIA Edgar
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
On behalf of AIM Sector Funds (Invesco Sector Funds) (the “Funds”), and attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Funds’ Post-Effective Amendment No. 67 (the “Amendment”) to the Funds’ Registration Statement on Form N-1A. This filing is being filed to update the financial information included herein and to add Class R shares and Institutional Class shares to Invesco Van Kampen Value Opportunities Fund. As counsel to Invesco Advisers, Inc., investment advisor to the Funds, I have reviewed the Amendment and have determined that the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (713) 214-1968.
Very truly yours,

/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel

[Invesco logo appears here]
 —service mark—
Invesco Advisers, Inc.
PO Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 2500
Houston, TX 77046-1173
713 626 1919
www.invesco.com
December 23, 2010
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	AIM Sector Funds (Invesco Sector Funds) CIK 0000725781
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Sector Funds (Invesco Sector Funds) (the “Fund”) that the Prospectus and the Statement of Additional Information relating to the Class R and Institutional Class shares of Invesco Van Kampen Value Opportunities Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No.67 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 67 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 23, 2010.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-1968.

Sincerely,
/s/ Stephen R. Rimes
Stephen R. Rimes
Counsel